Appendix 6 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Income Statement (Detail) - Estimated Sales and Purchases of Energy and Capacity [Member] - CLP ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Energy and Tolls [Member]
Disclosure of estimated sales and purchases of energy and capacity [Line Items]
Energy Sales	$ 183,405,671	$ 169,424,364	$ 216,908,877
Energy Purchases	142,269,706	98,884,837	101,922,626
Capacity [Member]
Disclosure of estimated sales and purchases of energy and capacity [Line Items]
Energy Sales	48,588,709	23,297,996	34,686,488
Energy Purchases	$ 48,070,958	$ 42,763,819	$ 43,935,488